Taxation - Components of Aggregate Deferred Tax Assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Education expense	¥ 8	¥ 8	¥ 10
Advertising expense	423	423	179
Provision for bad debt	30,345	9,665	7,186
Accrued expense	334	367	159
Charitable donation	2,046	2,046	910
Capitalized R&D in PRC tax return	13,160	13,160	13,160
Intangible assets under PRC Law	7,623	3,905	1,364
Loss carry-forward	98,884	65,448	28,747
Total deferred tax assets	152,823	95,022	51,715
Less: Valuation allowance	78,852	48,663	33,323	¥ 22,909
Total deferred tax assets, net	73,971	46,359	18,392
Deferred tax liabilities
Intangible assets from acquisitions	175	212	249
Total deferred tax liabilities, net	¥ 175	¥ 212	¥ 249